Average Annual Total Returns - Extended Market Index Fund	None or same as Fund Name 1 Year	None or same as Fund Name 5 Years	None or same as Fund Name 10 Years	None or same as Fund Name Return After Taxes on Distributions 1 Year	None or same as Fund Name Return After Taxes on Distributions 5 Years	None or same as Fund Name Return After Taxes on Distributions 10 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 1 Year	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 5 Years	None or same as Fund Name Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Wilshire 4500 Completion Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	31.20%	15.55%	12.64%	30.17%	14.08%	11.34%	19.17%	12.15%	10.11%	31.99%	16.39%	13.40%